Waddell & Reed Advisors Funds

Supplement dated August 22, 2014 to the

Waddell & Reed Advisors Funds Statement of Additional Information

dated January 31, 2014

and as supplemented July 16, 2014

The following replaces the “Borrowing” paragraph in the “The Funds, Their Investments, Related Risks and Restrictions — Specific Securities and Investment Practices” section on page 12:

Borrowing

Each Fund may borrow money only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Proceeds from borrowings will be used for temporary, extraordinary or emergency purposes, including temporary purposes associated with the Interfund Lending Program discussed below. Interest on money borrowed is an expense a Fund would not otherwise incur, and as a result, it may have reduced net investment income during periods of outstanding borrowings. If a Fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

The following is inserted as a new section immediately preceding the “The Funds, Their Investments, Related Risks and Restrictions — Specific Securities and Investment Practices — Loans and Other Direct Debt Instruments” section on page 18:

Interfund Lending

Pursuant to an exemptive order issued by the SEC, the Funds, together with the Ivy Funds, the Ivy Funds Variable Insurance Portfolios and InvestEd Portfolios (referred to with the Funds for purposes of this section as Funds), will have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an Interfund Loan), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement, entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing under the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Lending Program are equal to or less than 10% of its total assets, provided that, if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing under the Interfund Lending Program will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing under the Interfund Lending Program exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may not borrow under the Interfund Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets.

No Fund may lend to another Fund through the Interfund Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Supplement	Statement of Additional Information	1

The following replaces the information in the “Portfolio Managers” section on page 77, 78 and 79 for Cynthia P. Prince-Fox, F. Chace Brundige and Sarah C. Ross, respectively:

The following table provides information relating to Cynthia P. Prince-Fox as of June 30, 2014:

Cynthia P. Prince-Fox — Asset Strategy Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	6	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$5,382.5	$0	$82.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Prince-Fox assumed investment co-management responsibilities for Asset Strategy Fund effective August 4, 2014.

**	This data includes Continental Income Fund and Dividend Opportunities Fund (which Ms. Prince-Fox managed until August 4, 2014), but does not include Asset Strategy Fund, since Ms. Prince-Fox was not a co-portfolio manager of Asset Strategy Fund on June 30, 2014.

The following table provides information relating to F. Chace Brundige as of June 30, 2014:

F. Chace Brundige — Asset Strategy Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,569.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Brundige assumed investment co-management responsibilities for Asset Strategy Fund effective August 4, 2014.

**	This data includes International Growth Fund (which Mr. Brundige managed until August 4, 2014), but does not include Asset Strategy Fund, since Mr. Brundige was not a co-portfolio manager of Asset Strategy Fund on June 30, 2014.

The following table provides information relating to Sarah C. Ross as of June 30, 2014:

Sarah C. Ross — International Growth Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$359.8	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Ross assumed investment management responsibilities for International Growth Fund effective August 4, 2014.

**	This data includes Tax-Managed Equity Fund (which Ms. Ross managed until August 4, 2014), but does not include International Growth Fund, since Ms. Ross was not the manager of International Growth Fund on June 30, 2014.

The following information is added to the end of the “Portfolio Managers” section for Waddell & Reed Advisors Equity Funds on page 79 for the following portfolio managers:

The following tables provide information relating to each of the following portfolio managers as of June 30, 2014:

Matthew A. Hekman — Continental Income Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Hekman assumed investment management responsibilities for Continental Income Fund effective August 4, 2014.

2	Statement of Additional Information	Supplement

Christopher J. Parker — Dividend Opportunities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$605.0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Parker assumed investment management responsibilities for Dividend Opportunities Fund effective August 4, 2014.

**	This data includes other funds in the Fund Complex (which Mr. Parker managed until August 4, 2014), but does not include Dividend Opportunities Fund, since Mr. Parker was not the portfolio manager of Dividend Opportunities Fund on June 30, 2014.

Bradley M. Klapmeyer — Tax-Managed Equity Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Klapmeyer assumed investment management responsibilities for Tax-Managed Equity Fund effective August 4, 2014.

The following information is added to the end of the “Portfolio Managers” section for Waddell & Reed Advisors Fixed Income and Money Market Funds for Susan Regan on page 80:

The following table provides information relating to Susan Regan as of June 30, 2014:

Susan Regan —	Bond Fund*
Government Securities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Regan assumed investment co-management responsibilities for Bond Fund and Government Securities Fund effective August 4, 2014.

The following replaces the information in the two charts for the Waddell & Reed Advisors Equity Funds in the “Portfolio Managers — Ownership of Securities” section for the following portfolio managers on pages 81 and 82:

As of June 30, 2014, the dollar range of shares beneficially owned by each of the following portfolio managers is:

Manager	Fund(s) Managed in Waddell & Reed Advisors Equity Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Cynthia P. Prince-Fox	Asset Strategy Fund[1]	$100,001 to $500,000	$10,001 to $50,000	over $1,000,000
F. Chace Brundige	Asset Strategy Fund[2]	$0	$0	$100,001 to $500,000
Sarah C. Ross	International Growth Fund[3]	$0	$0	over $1,000,000

[1]	Ms. Prince-Fox assumed investment co-management responsibilities for Asset Strategy Fund effective August 4, 2014.

[2]	Mr. Brundige assumed investment co-management responsibilities for Asset Strategy Fund effective August 4, 2014.

[3]	Ms. Ross assumed investment management responsibilities for International Growth Fund effective August 4, 2014.

Supplement	Statement of Additional Information	3

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by each of the following portfolio managers is:

Manager	Fund(s) Managed in Waddell & Reed Advisors Equity Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Cynthia P. Prince-Fox	Asset Strategy Fund[2]	$0	$500,001 to $1,000,000
F. Chace Brundige	Asset Strategy Fund[3]	$0	$500,001 to $1,000,000
Sarah C. Ross	International Growth Fund[4]	$0	$100,001 to $500,000

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[2]	Ms. Prince-Fox assumed investment co-management responsibilities for Asset Strategy Fund effective August 4, 2014.

[3]	Mr. Brundige assumed investment co-management responsibilities for Asset Strategy Fund effective August 4, 2014.

[4]	Ms. Ross assumed investment management responsibilities for International Growth Fund effective August 4, 2014.

The following information is added to the two charts for the Waddell & Reed Advisors Equity Funds in the “Portfolio Managers — Ownership of Securities” section for the following portfolio managers on pages 81 and 82:

As of June 30, 2014, the dollar range of shares beneficially owned by each of the following portfolio managers is:

Manager	Fund(s) Managed in Waddell & Reed Advisors Equity Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Matthew A. Hekman	Continental Income Fund[4]	$10,001 to $50,000	$0	$100,001 to $500,000
Christopher J. Parker	Dividend Opportunities Fund[5]	$0	$0	$100,001 to $500,000
Bradley M. Klapmeyer	Tax-Managed Equity Fund[6]	$0	$0	$100,001 to $500,000
[4]	Mr. Hekman assumed investment management responsibilities for Continental Income Fund effective August 4, 2014.

[5]	Mr. Parker assumed investment management responsibilities for Dividend Opportunities Fund effective August 4, 2014.

[6]	Mr. Klapmeyer assumed investment management responsibilities for Tax-Managed Equity Fund effective August 4, 2014.

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by each of the following portfolio managers is:

Manager	Fund(s) Managed in Waddell & Reed Advisors Equity Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Matthew A. Hekman	Continental Income Fund[5]	$0	$0
Christopher J. Parker	Dividend Opportunities Fund[6]	$0	$0
Bradley M. Klapmeyer	Tax-Managed Equity Fund[7]	$0	$0

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[5]	Mr. Hekman assumed investment management responsibilities for Continental Income Fund effective August 4, 2014.

[6]	Mr. Parker assumed investment management responsibilities for Dividend Opportunities Fund effective August 4, 2014.

[7]	Mr. Klapmeyer assumed investment management responsibilities for Tax-Managed Equity Fund effective August 4, 2014.

The following information is added to the two charts for the Waddell & Reed Advisors Fixed Income and Money Market Funds in the “Portfolio Managers — Ownership of Securities” section for Susan Regan on pages 82 and 83:

As of June 30, 2014, the dollar range of shares beneficially owned by Susan Regan is:

Manager	Fund(s) Managed in Waddell & Reed Advisors Fixed Income and Money Market Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
Susan Regan	Bond Fund[1]	$10,001 to $50,000	$0	$100,001 to $500,000
	Government Securities Fund[1]	$0	NA

[1]	Ms. Regan assumed investment co-management responsibilities for Bond Fund and Government Securities Fund effective August 4, 2014.

4	Statement of Additional Information	Supplement

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by the following portfolio manager is:

Manager	Fund(s) Managed in Waddell & Reed Advisors Fixed Income and Money Market Funds	Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Susan Regan	Bond Fund[2]	$0	$0
	Government Securities Fund[2]	$0

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[2]	Ms. Regan assumed investment co-management responsibilities for Bond Fund and Government Securities Fund effective August 4, 2014.

The following replaces the third paragraph of the “Purchase, Redemption and Pricing of Shares” section on page 89:

For Class A and Class C shares, if your account balance falls below $650 (per Fund) at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, your account will be assessed an account fee of $20 for each Fund whose Fund account balance is below $650 at the time of the assessment. For Class A and Class C shares, any Fund account with a balance below $650 will not be assessed the $20 fee if the Fund account meets one of the following exceptions: (i) the Fund account has an active AIS and the Fund account was opened less than 12 months prior to the date of the assessment; (ii) the Fund account is administered under a Profit Sharing, Money Purchase, Defined Benefit Plan, or a payroll deduction plan (IRA, Roth IRA, SEP IRA, SIMPLE IRA, 401(k), 403(b) and 457 plans) and the Fund account was opened less than 12 months prior to the date of the assessment; or (iii) the Fund account is held on a third-party platform, except for accounts held through Waddell & Reed. For purposes of the fee assessment, your Fund account balance will be based upon the current value of your existing holdings.

The following replaces the seventh full paragraph of the “Purchase, Redemption and Pricing of Shares — Net Asset Value Purchases of Class A Shares” section on page 92:

Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, Innovator Advantage Plan and Flexible Advantage Plan offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan, and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company, may purchase Class A shares at NAV.

The following replaces the “Purchase, Redemption and Pricing of Shares — Exchanges for Shares of Other Funds or Shares of Funds within InvestEd Portfolios or Ivy Funds — Converting Shares” section on page 95:

Converting Shares

Self-Directed Conversions: Subject to the requirements set forth below, you may be eligible to convert your Class A or Class C shares to another share class within the same fund.

■

If you hold Class A or Class C shares and are eligible to purchase Class Y shares, as described in the section entitled Class Y shares in the Prospectus, you may be eligible to convert your Class A or Class C shares to Class Y shares of the same Fund.

■	If you hold Class C shares and are eligible to purchase Class A shares at NAV, you may be eligible to convert your Class C shares to Class A shares of the same Fund.

A conversion from Class A or Class C to another share class will be subject to any deferred sales charge to which your Class A shares or Class C shares are subject. If you convert from one class of shares to another, the transaction will be based on the respective NAVs per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAVs per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Please contact WISC directly to request a conversion. A self-directed conversion is subject to the discretion of Waddell & Reed to permit or reject such a conversion. At this time, a conversion between share classes of the same Fund is reported as a non-taxable event.

The following replaces the “Purchase, Redemption and Pricing of Shares — Mandatory Redemption of Certain Small Accounts” section on page 98:

Each Fund has the right to require the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board may determine) is less than $650. The Board has no intent to require such redemptions in the foreseeable future. If the Board should elect to require such redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 calendar days to bring their accounts up to the minimum before this redemption is processed.

Supplement	Statement of Additional Information	5